TRADE ACCOUNTS RECEIVABLE (Details) (Trade accounts receivable, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Trade accounts receivable
Trade accounts receivable:
Provision for doubtful accounts	$ 0.6	$ 0